CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents		$ 211,683	$ 355,561
Short-term interest-bearing deposits		310,230	215,609
Marketable securities	[1]	188,967	176,070
Trade accounts receivables		162,100	126,966
Inventories		199,126	192,256
Other current assets		30,810	22,019
Total current assets		1,102,916	1,088,481
LONG-TERM INVESTMENTS		40,699	40,085
PROPERTY AND EQUIPMENT, NET		839,171	681,939
INTANGIBLE ASSETS, NET		10,962	10,281
GOODWILL		7,000	7,000
DEFERRED TAX AND OTHER LONG-TERM ASSETS, NET		93,401	105,047
TOTAL ASSETS		2,094,149	1,932,833
CURRENT LIABILITIES
Current maturities of long-term debt		106,513	65,932
Trade accounts payables		96,940	119,199
Deferred revenue and customers' advances		10,027	10,322
Employee related liabilities		51,527	50,302
Other current liabilities		7,905	7,301
Total current liabilities		272,912	253,056
LONG-TERM DEBT		283,765	245,821
LONG-TERM CUSTOMERS' ADVANCES		25,451	28,196
EMPLOYEE RELATED LIABILITIES		15,833	13,285
DEFERRED TAX AND OTHER LONG-TERM LIABILITIES		41,286	45,752
TOTAL LIABILITIES		639,247	586,110
Ordinary shares of NIS 15 par value: 150,000 authorized as of December 31, 2020 and 2019 108,010 and 107,923 issued and outstanding, respectively, as of December 31, 2020 106,895 and 106,808 issued and outstanding, respectively, as of December 31, 2019		430,996	426,111
Additional paid-in capital		1,393,095	1,395,376
Cumulative stock based compensation		124,762	107,774
Accumulated other comprehensive loss		(16,509)	(18,244)
Accumulated deficit		(465,460)	(547,398)
SHAREHOLDERS' EQUITY, before treasury stock		1,466,884	1,363,619
Treasury stock, at cost - 87 shares		(9,072)	(9,072)
THE COMPANY'S SHAREHOLDERS' EQUITY		1,457,812	1,354,547
Non-controlling interest		(2,910)	(7,824)
TOTAL SHAREHOLDERS' EQUITY		1,454,902	1,346,723
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY		$ 2,094,149	$ 1,932,833

[1]	Marketable securities are available-for-sale securities and included amortized cost of $187,719 and $173,817 as of December 31, 2020 and 2019, respectively. The balance as of December 31, 2020 included an allowance for credit losses of $57.